REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS - Remaining Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets Sold under Agreements to Repurchase [Line Items]
Fair Value of securities pledged, including accrued interest receivable	$ 3,729,543	$ 3,596,721
Repurchase agreement liabilities associated with these liabilities	$ 3,595,586	$ 3,448,106
Net weighted average borrowing rate	0.23%	2.03%
Overnight (1 Day or Less) [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair Value of securities pledged, including accrued interest receivable	$ 0	$ 0
Repurchase agreement liabilities associated with these liabilities	$ 0	$ 0
Net weighted average borrowing rate	0.00%	0.00%
Between 2 and 30 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair Value of securities pledged, including accrued interest receivable	$ 2,112,969	$ 2,470,263
Repurchase agreement liabilities associated with these liabilities	$ 2,047,897	$ 2,361,378
Net weighted average borrowing rate	0.23%	2.04%
Between 31 and 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair Value of securities pledged, including accrued interest receivable	$ 1,560,798	$ 1,005,517
Repurchase agreement liabilities associated with these liabilities	$ 1,494,500	$ 964,368
Net weighted average borrowing rate	0.22%	1.94%
Greater Than 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair Value of securities pledged, including accrued interest receivable	$ 55,776	$ 120,941
Repurchase agreement liabilities associated with these liabilities	$ 53,189	$ 122,360
Net weighted average borrowing rate	0.30%	2.60%